UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-23211

Registrant Name:	PIMCO Flexible Credit Income Fund

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2017

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Flexible Credit Income Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.3%
Beacon Roofing Supply, Inc.
TBD% due 08/24/2024		$100	$100
iHeartCommunications, Inc.
8.083% (LIBOR03M + 6.750%) due 01/30/2019		1,650	1,277
MH Sub LLC
4.820% (LIBOR03M + 3.500%) due 09/13/2024		20	20
Multi Color Corp.
TBD% due 09/20/2024		4	4
Ocean Rig UDW, Inc.
8.250% (PRIME + 4.000%) due 09/20/2024		433	441
Sequa Mezzanine Holdings LLC
6.814% (LIBOR03M + 5.500%) due 11/28/2021		853	862
10.314% (LIBOR03M + 9.000%) due 04/28/2022		520	531

Total Loan Participations and Assignments (Cost $3,281)			3,235

CORPORATE BONDS & NOTES 43.3%
BANKING & FINANCE 27.5%
Ally Financial, Inc.
8.000% due 11/01/2031 (k)		480	622
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	1,800	2,509
Aviation Loan Trust
3.430% (US0003M + 2.110%) due 12/15/2022 ~		$1,464	1,456
Banco Santander S.A.
6.250% (EUSA5 + 5.640%) due 09/11/2021 ~(i)	EUR	100	125
Barclays PLC
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(i)		200	249
7.250% (BPSW5 + 6.462%) due 03/15/2023 ~(i)(k)	GBP	1,900	2,745
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$77	78
Brookfield Finance, Inc.
4.700% due 09/20/2047		24	24
CBL & Associates LP
5.950% due 12/15/2026		50	51
Credit Agricole S.A.
7.500% (BPSW5 + 4.535%) due 06/23/2026 ~(i)(k)	GBP	980	1,505
Emerald Bay S.A.
5.000% due 10/15/2020 +~	EUR	1	1
5.000% due 10/31/2020 +~		5	5
Farringdon Mortgages
4.280% due 07/15/2047	GBP	5,675	4,694
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		$34	34
Howard Hughes Corp.
5.375% due 03/15/2025		6	6
Hudson Pacific Properties LP
3.950% due 11/01/2027 (c)		7	7
iStar, Inc.
4.625% due 09/15/2020		3	3
5.250% due 09/15/2022		10	10
Jefferies Finance LLC
7.375% due 04/01/2020 (k)		1,400	1,449
7.500% due 04/15/2021 (k)		840	874
Jefferies LoanCore LLC
6.875% due 06/01/2020 (k)		200	208
Lloyds Banking Group PLC
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(i)	GBP	200	300
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(i)(k)		1,500	2,412
Mercury Bondco PLC (8.250% Cash or 9.000% PIK)
8.250% due 05/30/2021 (d)	EUR	465	580
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028		$8	8
Nationwide Building Society
10.250% ~(i)	GBP	12	2,425
Navient Corp.
6.625% due 07/26/2021 (k)		$1,030	1,105
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022 (k)		1,454	1,476
Provident Funding Associates LP
6.375% due 06/15/2025		3	3
Rio Oil Finance Trust
9.250% due 07/06/2024 (k)		529	553

Royal Bank of Scotland Group PLC
8.000% (USSW5 + 5.720%) due 08/10/2025 ~(i)(k)		525	583
8.625% (USSW5 + 7.598%) due 08/15/2021 ~(i)(k)		2,000	2,222
Santander UK Group Holdings PLC
6.750% (BPSW5 + 5.792%) due 06/24/2024 ~(i)(k)	GBP	2,130	3,115
SBA Communications Corp.
4.000% due 10/01/2022 (c)		$14	14
Springleaf Finance Corp.
5.250% due 12/15/2019		17	18
6.000% due 06/01/2020 (k)		170	180
6.125% due 05/15/2022		41	44
7.750% due 10/01/2021 (k)		300	339
8.250% due 12/15/2020		10	11
8.250% due 10/01/2023 (k)		1,000	1,145
Stearns Holdings LLC
9.375% due 08/15/2020 (k)		2,701	2,836
Stichting AK Rabobank Certificaten
6.500% (i)(k)	EUR	1,177	1,665
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	98	143
5.661% due 10/13/2041		99	146
5.744% due 04/13/2040		110	166
5.801% due 10/13/2040		462	699
VEREIT Operating Partnership LP
3.950% due 08/15/2027		$8	8
Vici Properties LLC
8.000% due 10/15/2023		80	89
Washington Prime Group LP
5.950% due 08/15/2024		92	94

			39,034

INDUSTRIALS 13.6%
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024 (c)		3	3
3.550% due 10/01/2027 (c)		10	10
Altice Luxembourg S.A.
7.250% due 05/15/2022 (k)	EUR	800	1,006
Amazon.com, Inc.
4.050% due 08/22/2047		$6	6
4.250% due 08/22/2057		11	11
Arrow Electronics, Inc.
3.250% due 09/08/2024		12	12
Avantor, Inc.
6.000% due 10/01/2024 (c)		28	29
BMC Software Finance, Inc.
8.125% due 07/15/2021 (k)		580	597
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(k)		2,245	2,248
Burger King Worldwide, Inc.
4.250% due 05/15/2024 (k)		110	111
5.000% due 10/15/2025		201	206
5.000% due 10/15/2025 (c)		12	12
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018 ^(e)(k)		4,736	4,890
Charter Communications Operating LLC
4.200% due 03/15/2028		27	27
Cheniere Energy Partners LP
5.250% due 10/01/2025		30	31
Concho Resources, Inc.
3.750% due 10/01/2027		6	6
4.875% due 10/01/2047		6	6
CRC Escrow Issuer LLC
5.250% due 10/15/2025 (c)		14	14
DAE Funding LLC
4.000% due 08/01/2020		10	10
4.500% due 08/01/2022		10	10
5.000% due 08/01/2024		20	21
Delphi Jersey Holdings PLC
5.000% due 10/01/2025		14	14
Discovery Communications LLC
3.950% due 03/20/2028		9	9
Eldorado Resorts, Inc.
6.000% due 04/01/2025		4	4
Exela Intermediate LLC
10.000% due 07/15/2023		13	13
Fresh Market, Inc.
9.750% due 05/01/2023		50	31
Frontier Finance PLC
8.000% due 03/23/2022	GBP	100	140
HCA, Inc.
5.500% due 06/15/2047		$9	9
iHeartCommunications, Inc.
9.000% due 12/15/2019		400	307
9.000% due 09/15/2022		855	609

10.625% due 03/15/2023		780	558
11.250% due 03/01/2021		100	73
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020 (k)		3,200	3,096
9.750% due 07/15/2025		12	12
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (k)		3,656	3,606
Mattamy Group Corp.
6.500% due 10/01/2025		9	9
Multi-Color Corp.
4.875% due 11/01/2025 (c)		6	6
NextEra Energy Operating Partners LP
4.500% due 09/15/2027		7	7
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		17	17
4.500% due 03/15/2023		34	34
5.250% due 08/15/2022		2	2
5.500% due 02/15/2024		4	4
Petroleos Mexicanos
6.500% due 03/13/2027		40	45
6.750% due 09/21/2047		40	43
PetSmart, Inc.
5.875% due 06/01/2025		9	8
Pilgrim’s Pride Corp.
5.875% due 09/30/2027		11	11
Pitney Bowes, Inc.
3.625% due 09/15/2020		6	6
4.700% due 04/01/2023		12	12
Spirit Issuer PLC
3.034% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	60	79
Station Casinos LLC
5.000% due 10/01/2025		$13	13
TTM Technologies, Inc.
5.625% due 10/01/2025		10	10
Unique Pub Finance Co. PLC
7.395% due 03/28/2024	GBP	755	1,161
ViaSat, Inc.
5.625% due 09/15/2025		$18	18
Viking Cruises Ltd.
5.875% due 09/15/2027		4	4
Wynn Las Vegas LLC
5.250% due 05/15/2027		2	2
Xerox Corp.
3.625% due 03/15/2023		18	18

			19,256

UTILITIES 2.2%
AT&T, Inc.
2.850% due 02/14/2023		30	30
3.400% due 08/14/2024		60	60
3.900% due 08/14/2027		60	60
4.900% due 08/14/2037		56	57
5.150% due 02/14/2050		84	85
5.300% due 08/14/2058		26	26
Petrobras Global Finance BV
5.299% due 01/27/2025		33	33
5.999% due 01/27/2028 (k)		207	207
6.125% due 01/17/2022 (k)		729	785
6.250% due 12/14/2026 (k)	GBP	1,220	1,730
7.250% due 03/17/2044		$14	15
7.375% due 01/17/2027		27	30

			3,118

Total Corporate Bonds & Notes (Cost $59,316)			61,408

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		10	11
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		5	5

			16

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		195	204

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)		1,200	64

7.467% due 06/01/2047		70	69

			133

Total Municipal Bonds & Notes (Cost $345)			353

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
6.087% (US0001M + 4.850%) due 10/25/2029 ~		10	10
Freddie Mac
0.000% due 04/25/2046 (b)(g)		159	131
0.100% due 04/25/2046 (a)		345	1
10.982% (LIBOR01M + 9.750%) due 12/25/2045 ~(k)		4,428	4,400

Total U.S. Government Agencies (Cost $4,569)			4,542

NON-AGENCY MORTGAGE-BACKED SECURITIES 61.3%
Adjustable Rate Mortgage Trust
1.777% (US0001M + 0.540%) due 02/25/2036 ~		89	75
2.387% (US0001M + 1.150%) due 01/25/2035 ~(k)		4,897	4,223
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^		1,024	961
Banc of America Commercial Mortgage Trust
5.523% due 01/15/2049 ~		5,500	1,931
5.734% due 07/10/2046 ~		1,080	1,081
Banc of America Funding Trust
1.446% due 08/25/2047 ^~		4,177	3,201
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.767% due 07/10/2043 ~(k)		4,410	3,676
Banc of America Mortgage Trust
3.788% due 06/25/2034 ~(k)		571	500
Bancorp Commercial Mortgage Trust
4.984% due 08/15/2032 ~ (k)		4,100	4,106
BCAP LLC Trust
1.895% (US0001M + 0.270%) due 03/26/2036 ~		2,298	1,436
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~(k)		1,205	1,138
Chase Mortgage Finance Trust
3.372% due 03/25/2037 ^~		141	139
Citigroup Commercial Mortgage Trust
5.913% due 12/10/2049 ~(k)		3,464	3,126
5.913% due 12/10/2049 ~		250	225
Citigroup Mortgage Loan Trust
3.194% due 11/25/2036 ~		801	578
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.688% due 10/15/2048		3,507	1,855
Commercial Mortgage Asset Trust
6.250% due 01/17/2032 (k)		2,201	2,215
Commercial Mortgage Trust
5.844% due 06/10/2046 ~		61	42
Countrywide Home Loan Mortgage Pass-Through Trust
1.937% (US0001M + 0.700%) due 05/25/2035 ~		11,206	7,415
3.521% due 09/20/2036 ~		215	179
Credit Suisse Commercial Mortgage Trust
5.568% due 09/15/2039 ~(k)		3,500	3,506
5.869% due 09/15/2040 ~		135	134
Credit Suisse First Boston Mortgage Securities Corp.
4.981% due 07/15/2037 ~		180	148
5.100% due 08/15/2038 ~(k)		3,600	3,255
Credit Suisse Mortgage Capital Certificates
1.732% (LIBOR01M + 0.500%) due 11/30/2037 ~		4,400	3,445
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.500% due 11/25/2036 (k)		2,177	1,897
Eurosail PLC
0.509% (EUR003M + 0.840%) due 03/13/2045 ~	EUR	250	195
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~		179	183
JPMorgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~		$10,000	3,630
5.411% due 05/15/2047		3,700	2,638
5.502% due 07/15/2041 ~		2,959	693
JPMorgan Mortgage Trust
3.335% due 06/25/2036 ~		25	23
LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040 ~		180	178
5.612% due 02/15/2040 ~(k)		2,400	2,373
6.319% due 04/15/2041 ~		5,500	3,217
Morgan Stanley Capital Trust
6.269% due 08/12/2041 ~		260	241
Morgan Stanley Resecuritization Trust
3.078% due 06/26/2046 ~		7,184	5,136
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 +		125	106
Motel 6 Trust
8.160% due 08/15/2019 ~		1,500	1,517

Nomura Resecuritization Trust
5.004% due 07/26/2035 ~		271	178
Residential Accredit Loans, Inc. Trust
6.000% due 01/25/2037 ^		361	338
Structured Adjustable Rate Mortgage Loan Trust
1.887% (US0001M + 0.650%) due 10/25/2035 ~		6,129	4,587
Structured Asset Mortgage Investments Trust
1.447% (US0001M + 0.210%) due 09/25/2047 ^~(k)		4,859	4,382
TBW Mortgage-Backed Trust
6.330% due 09/25/2036		5,000	2,133
Wachovia Bank Commercial Mortgage Trust
5.691% due 10/15/2048 ~		2,200	2,210
5.720% due 10/15/2048 ~		2,500	2,431
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 08/25/2037 ^		17	17

Total Non-Agency Mortgage-Backed Securities (Cost $86,312)			86,893

ASSET-BACKED SECURITIES 28.3%
ACE Securities Corp. Home Equity Loan Trust
1.387% (US0001M + 0.150%) due 08/25/2036 ~		626	615
2.197% (US0001M + 0.960%) due 08/25/2035 ~		4,500	2,288
Aegis Asset-Backed Securities Trust Mortgage Pass- Through Certificates
4.387% (US0001M + 3.150%) due 09/25/2034 ~		638	597
Arbor Realty Commercial Real Estate Notes Ltd.
5.734% (US0001M + 4.500%) due 04/15/2027 ~		100	100
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.617% (US0001M + 0.380%) due 02/25/2036 ~		326	255
Banco Bilbao Vizcaya Argentaria, S.A.
0.321% (EUR003M + 0.650%) due 03/22/2046 +~	EUR	1,500	1,205
Belle Haven ABS CDO Ltd.
1.551% (LIBOR03M + 0.250%) due 07/05/2046 ~		$96,561	1,690
Bombardier Capital Mortgage Securitization Corp.
7.850% due 12/15/2029 ~		4,074	1,938
BSPRT Issuer Ltd.
5.565% (US0001M + 4.250%) due 06/15/2027 ~		1,100	1,106
Carrington Mortgage Loan Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~		252	252
Citigroup Mortgage Loan Trust, Inc.
2.377% (US0001M + 1.140%) due 02/25/2035 ~		268	244
Conseco Finance Securitizations Corp.
7.150% due 05/01/2033 ~(k)		1,964	1,882
Coronado CDO Ltd.
2.816% (US0003M + 1.500%) due 09/04/2038 ~		2,800	1,980
6.000% due 09/04/2038		400	325
Countrywide Asset-Backed Certificates
1.677% (US0001M + 0.440%) due 06/25/2036 ~		3,100	1,295
Countrywide Asset-Backed Certificates Trust
2.537% (US0001M + 1.300%) due 08/25/2035 ~		195	195
2.637% (US0001M + 1.400%) due 08/25/2035 ~		3,531	2,236
Crecera Americas LLC
0.000% due 08/31/2020 ~		1,800	1,799
Emerald Aviation Finance Ltd.
6.350% due 10/15/2038		779	802
Greenpoint Manufactured Housing
9.230% due 12/15/2029 ~		222	192
GSAMP Trust
2.887% (US0001M + 1.650%) due 08/25/2034 ~		329	294
2.987% (US0001M + 1.750%) due 12/25/2034 ~(k)		6,463	3,881
Hout Bay Corp.
1.481% (LIBOR01M + 0.250%) due 07/05/2041 ~		685	216
Long Beach Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 02/25/2036 ~		212	149
2.152% (US0001M + 0.915%) due 08/25/2035 ~		1,500	997
MASTR Asset Securitization Trust
7.087% (US0001M + 5.850%) due 12/25/2032 ~		728	504
Morgan Stanley ABS Capital, Inc. Trust
1.307% (US0001M + 0.070%) due 10/25/2036 ~		309	204
Morgan Stanley Home Equity Loan Trust
2.302% (US0001M + 1.065%) due 05/25/2035 ~(k)		5,759	3,669
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.707% (US0001M + 1.470%) due 01/25/2035 ~		630	397
SG Mortgage Securities Trust
1.417% (US0001M + 0.180%) due 02/25/2036 ~(k)		6,511	4,425
SoFi Professional Loan Program LLC
0.000% due 07/25/2040 +(g)		29	1,609
0.000% due 09/25/2040 +(g)		4,400	2,534
Wells Fargo Home Equity Asset-Backed Securities Trust
2.937% (US0001M + 2.550%) due 11/25/2035 ~		250	178

Total Asset-Backed Securities (Cost $39,917)			40,053

SOVEREIGN ISSUES 2.8%
Argentina Bonar Bonds
23.450% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	610	35

Argentina Government International Bond
3.875% due 01/15/2022	EUR	200	242
7.820% due 12/31/2033		77	101
7.820% due 12/31/2033		1,340	1,771
26.250% due 06/21/2020 ~	ARS	8,434	516
Autonomous Community of Catalonia
6.350% due 11/30/2041	EUR	450	543
Peru Government International Bond
6.150% due 08/12/2032	PEN	260	84
Saudi Government International Bond
2.875% due 03/04/2023 (c)		$200	199
3.625% due 03/04/2028 (c)		200	200
4.625% due 10/04/2047 (c)		200	201
Venezuela Government International Bond
9.250% due 09/15/2027		65	26

Total Sovereign Issues (Cost $3,659)			3,918

	SHARES
COMMON STOCKS 1.2%
ENERGY 1.2%
Ocean Rig UDW, Inc. (f)		71,279	1,694

Total Common Stocks (Cost $1,637)			1,694

SHORT-TERM INSTRUMENTS 5.4%
REPURCHASE AGREEMENTS (j) 2.5%			3,600

SHORT-TERM NOTES 2.7%
Federal Home Loan Bank
1.014% due 10/03/2017 (g)(h)		$3,800	3,800

U.S. TREASURY BILLS 0.2%
1.031% due 01/04/2018 (g)(h)(n)		275	274

Total Short-Term Instruments (Cost $7,674)			7,674

Total Investments in Securities (Cost $206,710)			209,770

Total Investments 148.0% (Cost $206,710)			$209,770
Financial Derivative Instruments (l)(m) (0.2)% (Cost or Premiums, net $(3,072))			(262)
Other Assets and Liabilities, net (47.8)%			(67,807)

Net Assets 100.0%			$141,701

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Zero coupon security.

(h)	Coupon represents a yield to maturity.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
GSC	1.220%	09/29/2017	10/02/2017	$3,600	Freddie Mac 3.500% due 09/01/2042	$(3,728)	$3,600	$3,600

Total Repurchase Agreements						$(3,728)	$3,600	$3,600

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	2.818%	09/01/2017	12/01/2017		$(5,321)	$(5,334)
	2.817	09/11/2017	12/05/2017		(3,290)	(3,295)
	2.817	09/12/2017	12/05/2017		(2,863)	(2,868)
	2.820	09/14/2017	12/14/2017		(3,084)	(3,088)
	3.004	09/14/2017	03/14/2018		(1,399)	(1,401)
BOS	1.800	09/20/2017	10/20/2017		(2,535)	(2,537)
BRC	0.000	08/29/2017	10/02/2017	GBP	(3,441)	(4,614)
	1.000	08/31/2017	10/04/2017	EUR	(768)	(908)
	0.000	10/02/2017	11/02/2017	GBP	(1,439)	(1,929)
	0.750	10/02/2017	11/02/2017		(898)	(1,204)
	0.800	10/02/2017	11/02/2017		(1,073)	(1,437)
	0.000	10/04/2017	11/03/2017	EUR	(771)	(911)
	0.700	08/29/2017	10/02/2017	GBP	(849)	(1,138)
	0.700	10/02/2017	11/02/2017		(864)	(1,158)
	0.750	08/29/2017	10/02/2017		(788)	(1,057)
	0.750	10/02/2017	11/02/2017		(847)	(1,136)
GLM	2.621	09/15/2017	12/15/2017		$(1,613)	(1,615)
NOM	1.980	09/11/2017	10/11/2017		(6,437)	(6,444)
RBC	2.750	08/10/2017	02/12/2018		(8,458)	(8,492)
	2.750	08/30/2017	02/28/2018		(2,314)	(2,320)
	2.180	09/21/2017	03/21/2018		(527)	(527)
	2.750	09/12/2017	03/12/2018		(797)	(798)
RTA	2.105	08/01/2017	02/01/2018		(1,669)	(1,675)
	2.105	09/19/2017	02/01/2018		(762)	(763)
	2.129	09/21/2017	03/21/2018		(1,511)	(1,512)
	2.729	09/21/2017	03/21/2018		(3,470)	(3,473)
SOG	1.880	08/30/2017	11/30/2017		(542)	(543)
	2.867	08/30/2017	02/28/2018		(3,149)	(3,157)
	2.868	09/01/2017	03/01/2018		(2,951)	(2,958)
	1.880	08/30/2017	11/30/2017		(1,831)	(1,834)
	1.880	09/12/2017	12/14/2017		(1,693)	(1,695)
	1.880	09/27/2017	11/30/2017		(156)	(156)
UBS	1.920	08/30/2017	11/30/2017		(2,262)	(2,266)
	0.200	09/05/2017	10/05/2017	EUR	(1,076)	(1,271)
	0.750	09/05/2017	10/05/2017	GBP	(1,778)	(2,384)
	0.750	09/25/2017	10/25/2017		(834)	(1,118)
	2.170	08/30/2017	11/30/2017		$(2,094)	(2,098)

Total Reverse Repurchase Agreements						$(81,114)

(k)	Securities with an aggregate market value of $99,043 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(38,150) at a weighted average interest rate of 2.075%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	1.289%	$1,770	$230	$64	$294	$6	$0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	10.379	1,600	(59)	(129)	(188)	0	(2)
Navient Corp.	5.000	Quarterly	06/20/2022	2.685	1,900	155	38	193	6	0

						$326	$(27)	$299	$12	$(2)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/21/2022		$48,100	$(1,542)	$54	$(1,488)	$0	$(80)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		11,500	(834)	58	(776)	0	(21)
Receive (4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		18,800	(865)	177	(688)	0	(31)
Pay (4)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	3,700	(23)	31	8	1	0
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	4,590	(157)	140	(17)	0	(16)

							$(3,421)	$460	$(2,961)	$1	$(148)

Total Swap Agreements							$(3,095)	$433	$(2,662)	$13	$(150)

Cash of $3,447 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2017	EUR	102		$122	$1	$0
	10/2017	GBP	5,347		7,116	30	(79)
	10/2017		$5,805	EUR	4,952	48	0
	11/2017	EUR	4,952		$5,815	0	(47)
BRC	10/2017		48		57	0	0
CBK	10/2017	GBP	112		148	0	(2)
GLM	10/2017		9,985		13,007	1	(374)
	10/2017		$1,273	EUR	1,070	0	(9)
	10/2017		3,401	GBP	2,622	113	0
MSB	10/2017	EUR	6,634		$7,995	155	0
	10/2017		$909	EUR	762	0	(8)
	10/2017		14,038	GBP	10,505	39	0
	11/2017	GBP	10,505		$14,051	0	(39)
RYL	10/2017		$3,126	GBP	2,317	0	(22)

Total Forward Foreign Currency Contracts						$387	$(580)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2022	2.136%	$400	$(37)	$17	$0	$(20)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.291	750	60	28	88	0

							23	45	88	(20)

Total Swap Agreements							$23	$45	$88	$(20)

(n)	Securities with an aggregate market value of $274 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,235	$0	$3,235
Corporate Bonds & Notes
Banking & Finance	0	38,939	95	39,034
Industrials	14	19,242	0	19,256
Utilities	0	3,118	0	3,118
Municipal Bonds & Notes
Illinois	0	16	0	16
Texas	0	204	0	204
West Virginia	0	133	0	133
U.S. Government Agencies	0	4,542	0	4,542
Non-Agency Mortgage-Backed Securities	0	86,787	106	86,893
Asset-Backed Securities	0	34,705	5,348	40,053
Sovereign Issues	0	3,918	0	3,918
Common Stocks
Energy	1,694	0	0	1,694
Short-Term Instruments
Repurchase Agreements	0	3,600	0	3,600
Short-Term Notes	0	3,800	0	3,800
U.S. Treasury Bills	0	274	0	274

Total Investments	$1,708	$202,513	$5,549	$209,770

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	13	0	13
Over the counter	0	475	0	475
	$0	$488	$0	$488

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(150)	0	(150)
Over the counter	0	(600)	0	(600)

	$0	$(750)	$0	$(750)

Total Financial Derivative Instruments	$0	$(262)	$0	$(262)

Totals	$1,708	$202,251	$5,549	$209,508

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017 (1)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$0	$6	$0	$0	$0	$0	$0	$0	$6	$0
Industrials	209	0	(89)	0	0	20	0	(140)	0	7
Non-Agency Mortgage-Backed Securities	109	0	(4)	0	1	0	0	0	106	0
Asset-Backed Securities	2,709	2,490	0	16	0	133	0	0	5,348	133

Totals	$3,027	$2,496	$(93)	$16	$1	$153	$0	$(140)	$5,460	$140

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$6	Proxy Pricing	Base Price	85.125 - 85.250
Non-Agency Mortgage-Backed Securities	106	Proxy Pricing	Base Price	85.125
Asset-Backed Securities	5,348	Proxy Pricing	Base Price	57.590 - 5,650.000

Total	$5,460

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$203,638	$5,336	$(1,991)	$3,345

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RTA	Bank of New York Mellon Corp.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BOS	Banc of America Securities LLC	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale
BRC	Barclays Bank PLC	NOM	Nomura Securities International Inc.	UBS	UBS Securities LLC
CBK	Citibank N.A.	RBC	Royal Bank of Canada

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	USD (or $)	United States Dollar
EUR	Euro	PEN	Peruvian New Sol

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR006M	6 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR
BP0003M	3 Month GBP-LIBOR	EURIBOR	Euro Interbank Offered Rate	US0001M	1 Month USD Swap Rate
BPSW5	5 Year GBP Swap Rate	EUSA5	5 Year EUR Annual Swap Rate	US0003M	3 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	LIBOR01M	1 Month USD-LIBOR	USSW5	5 Year USSW Rate

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BABs	Build America Bonds	PIK	Payment-in-Kind	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CDO	Collateralized Debt Obligation	TBA	To-Be-Announced

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Flexible Credit Income Fund

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2017

By:	/s/ William G. Galipeau

William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2017

By:	/s/ William G. Galipeau

William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2017